Fair Value Measurements Fair Value Inputs Assets Quantitative Information (Parenthetical) (Detail)	Jun. 30, 2012
Loan Servicing Cost Percentage of Underlying Loans' Unpaid Principal Balance, Fair Value on Recurring Basis	1.00%